Earnings or loss per common share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Net loss attributable to shareholders of the Company	$ (101,494)	$ (14,060)
Weighted average number of common shares (in shares)	134,828	134,506
Dilutive effect of share-based compensation (in shares)	0	0
Basic loss per share (in CAD per share)	$ (0.75)	$ (0.10)
Weighted average number of common shares (diluted) (in shares)	134,828	134,506
Diluted loss per share (in CAD per share)	$ (0.75)	$ (0.10)